Supplement dated January 13, 2009 to the prospectuses dated March 3, 2008 of
   Seligman Global Fund Series, Inc. (the "Series"), on behalf of its Seligman Emerging Markets Fund, Seligman Global Growth Fund and Seligman International
                                   Growth Fund

           (each a "Seligman Fund" and together, the "Seligman Funds")


This supplement supersedes and replaces the supplement filed earlier today, January 13, 2008, with the Securities and Exchange Commission.

On January 8, 2009, the Series' Board of Directors, on behalf of each of the Seligman Funds, approved in principle the merger of each Seligman Fund into its respective Buying Fund as shown below:

                            Proposed to be merged into the Buying Fund named
Seligman Fund:              below (together, the "Buying Funds"):
--------------------------------------------------------------------------------
Seligman Emerging Markets   Threadneedle Emerging Markets Fund, a fund that
Fund                        seeks to provide shareholders with long-term capital
                            growth.
--------------------------------------------------------------------------------
Seligman Global Growth      Threadneedle Global Equity Fund, a fund that seeks
Fund                        to provide shareholders with long-term capital
                            growth.
--------------------------------------------------------------------------------
Seligman International      RiverSource Partners International Select Growth
Growth Fund                 Fund, a fund that seeks to provide shareholders with
                            long-term capital growth.
--------------------------------------------------------------------------------

More information about the the Buying Funds and the proposed mergers will be included in proxy materials.

Completion of each merger is subject to approval by shareholders of the applicable Seligman Fund. It is currently anticipated that proxy materials regarding each merger will be distributed to shareholders of the Seligman Funds during the first or second quarter of 2009, and that a meeting of shareholders to consider each merger will be scheduled for the second quarter of 2009.